Share-Based Compensation (Details Narrative) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
	Jan. 01, 2025 shares	Mar. 31, 2025 USD ($) Plans $ / shares shares	Mar. 31, 2024 shares	Dec. 31, 2024 USD ($) Plans $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 10, 2023 shares	Dec. 31, 2022 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized		400,000,000		400,000,000	400,000,000
Number of equity incentive plans | Plans		2		2
Share-based compensation arrangement by share-based payment award, number of shares authorized	10,350,022					2,816,224
Total common stock available for future issuance	3,303,948			43,854,521	48,081,610
Share-based compensation arrangement by share-based payment award, number of additional shares authorized	2,383,545
Number of options exercised		34,023	2,906
Weighted average fair value of options | $ / shares		$ 5.27
Share-based compensation arrangement by share-based payment award, purchase price of common stock, percent		100.00%
Common stock, period increase in capital shares reserved for future issuance	953,418
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, graded vesting period				4 years
Compensation expense, period for recognition		2 years 10 months 24 days		2 years 6 months
Stock options vesting, percentage				25.00%
Stock options, graded				1
Number of restricted stock units, net of forfeitures		356,773
Weighted average fair value | $ / shares		$ 5.38
Restricted Stock Units and Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, graded				498,255	184,018
Weighted average fair value | $ / shares				$ 9.46	$ 10.30
Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized compensation expense | $				$ 0.2
Total common stock available for future issuance		2,350,530		2,253,197	1,396,252
Share-based compensation arrangement by share-based payment award, automatic increase period		10 years		10 years
Share-based compensation arrangement by share-based payment award, automatic increase, percentage of total shares		2.00%		2.00%
Share-based compensation arrangement by share-based payment award, automatic increase, percentage of initial share reserve		200.00%		200.00%
Shares purchased through ESPP		0		97,333
2009 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options issued				1,240,985	1,532,356
Stock options outstanding		1,179,655		1,240,985	1,532,356		1,671,076
Stock options, contractual term		10 years		10 years
Recognized compensation expense | $				$ 0.3
Unrecognized compensation expense | $				$ 0.5
Compensation expense, period for recognition				1 year 1 month 6 days
Number of options granted					279,306
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount | $		$ 0.4
Number of options exercised				121,335	222,627
2009 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options issued		33,679
Stock options outstanding		33,679
2009 Plan [Member] | Restricted Stock Units and Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized compensation expense | $				$ 0.2
Unrecognized compensation expense | $				$ 0.3
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount | $		$ 0.3
2009 Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, graded vesting period		1 year		1 year
2009 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, graded vesting period		4 years		4 years
2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding		4,321,912		3,350,554	2,069,705
Recognized compensation expense | $				$ 3.6
Unrecognized compensation expense | $				$ 10.1
Compensation expense, period for recognition		1 year		2 years 9 months 18 days
Share-based compensation arrangement by share-based payment award, number of shares authorized				7,966,477		5,585,008
Share reserve increase, number of years		10 years		10 years
Number of options granted		1,157,314		1,962,406	2,100,307
Number of options exercised				4,225
2023 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options issued		679,461
Stock options outstanding		679,461
2023 Plan [Member] | Restricted Stock Units and Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognized compensation expense | $				$ 1.1
Unrecognized compensation expense | $				$ 2.9
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount | $		$ 4.3
2023 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount | $		$ 12.2
2023 Plan [Member] | Board of Directors and Other Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted				141,000